Investments - Rollforward of Allowance for Credit Losses (Details) - RiverSource Life - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Rollforward of available-for-Sale securities allowance for credit losses
Beginning balance	$ 1	[1]	$ 10		$ 0
Additions for which credit losses were not previously recognized	20		1		13
Additional increases (decreases) on securities that had an allowance recorded in a previous period	1				(3)
Charge-offs			(10)
Ending balance	22	[1]	1	[1]	10
Corporate debt securities
Rollforward of available-for-Sale securities allowance for credit losses
Beginning balance	0		10		0
Additions for which credit losses were not previously recognized	20		0		13
Additional increases (decreases) on securities that had an allowance recorded in a previous period	0				(3)
Charge-offs			(10)
Ending balance	20		0		10
State and municipal obligations
Rollforward of available-for-Sale securities allowance for credit losses
Beginning balance	1		0		0
Additions for which credit losses were not previously recognized	0		1		0
Additional increases (decreases) on securities that had an allowance recorded in a previous period	1				0
Charge-offs			0
Ending balance	$ 2		$ 1		$ 0

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.